Distribution of Income from Operations, excluding Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 59,423	$ 33,161	$ 150,709	$ 91,489
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	44,022	20,105	98,892	46,002
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	1,121	(294)	15,492	10,461
United States
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	10,871	11,135	27,211	28,504
Rest of World
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 3,409	$ 2,215	$ 9,114	$ 6,522